Investment Objectives and Goals	Oct. 31, 2025
(American Beacon Funds) | (American Beacon Balanced Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are income and capital appreciation.
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is high current income consistent with preservation of capital.
(American Beacon Funds) | (American Beacon International Equity Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
(American Beacon Funds) | (American Beacon Large Cap Value Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are long-term capital appreciation and current income.
(American Beacon Funds) | (American Beacon Small Cap Value Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are long-term capital appreciation and current income.
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.